Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock issued for cash, per share	$ 0.04
Common stock issued for services, per share	0.05
Common Stock [Member]
Common stock issued for services, per share	0.096
Common Stock [Member] | Minimum [Member]
Common stock issued for cash, per share	0.04	$ 0.05
Common Stock [Member] | Maximum [Member]
Common stock issued for cash, per share	$ 0.05	$ 0.10